Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Assets [abstract]
Summary of Other Assets

	2024	2023
Current -
Interest receivable	$18,687	$18,037
Foreign currency forward	1,410	—
Other	1,613	14,190
	21,710	32,227
Non-current -
Guarantee deposits	11,690	4,605
Deposits for litigation	7,211	9,231
Other	3,212	3,212
	22,113	17,048
	$43,823	$49,275